Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 784,013	$ 671,623
Subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	227,610	160,163
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	546,998	504,919
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 9,405	$ 6,541